Fair Value (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value Hierarchy for Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis (in USD thousands):

	June 30, 2026
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$46,673	$—	$—
Equity Investments:
Equity Investments	$—	$1,936	$—
Total financial assets	$46,673	$1,936	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$2,144	$—
Total financial liabilities	$—	$2,144	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$27,528	$—	$—
Equity Investments:
Equity Investments	$—	$1,977	$—
Total financial assets	$27,528	$1,977	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$1,412	$—
Total financial liabilities	$—	$1,412	$—

Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis (in USD thousands):

	June 30, 2026
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$46,673	$—	$—
Equity Investments:
Equity Investments	$—	$1,936	$—
Total financial assets	$46,673	$1,936	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$2,144	$—
Total financial liabilities	$—	$2,144	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$27,528	$—	$—
Equity Investments:
Equity Investments	$—	$1,977	$—
Total financial assets	$27,528	$1,977	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$1,412	$—
Total financial liabilities	$—	$1,412	$—